Related Party Transactions - Compensation of Key Management Personnel (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities [Abstract]
Short-term employee benefits	$ 3,073	$ 3,814	$ 3,900
Post-employment benefits	179	102	103
Termination benefits		47	43
Total compensation paid to key management personnel	$ 3,252	$ 3,963	$ 4,046